Federated Global Allocation Fund
(formerly, Federated Asset Allocation Fund)
Class A Shares (ticker FSTBX)
Class B Shares (ticker FSBBX)
Class C Shares (ticker FSBCX)
Class R Shares (ticker FSBKX)
Institutional Shares (ticker SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino.
March 25, 2013
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451580 (3/13)